Capitalized Software (Capitalized software)	12 Months Ended
Dec. 31, 2013
Capitalized software
Capitalized Software
Capitalized Software

Note 15—Capitalized Software

        Capitalized software is summarized below:

	December 31,
	2013	2012
	(in thousands)
Cost	$2,015	$1,676
Less: Accumulated amortization	(1,251)	(881)

	$764	$795

        Software amortization expenses totaled $374,000, $264,000, and $238,000 for the years ended December 31, 2013, 2012 and 2011, respectively.